LOANS (excluding covered loans) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gain (loss) on sale of other real estate owned	$ (3,971)	$ (1,163)	$ (268)
Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Write down of other real estate owned	4,370	899	354
Commercial | Franchise Operations | Equipment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan terms for franchisees, principally quick service and casual dining restaurants	84
Commercial | Franchise Operations | Leasehold Improvements [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan terms for franchisees, principally quick service and casual dining restaurants	180
Commercial | Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Write down of other real estate owned	$ 4,042	$ 727	$ 55